Deferred share units (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Share Units
Summary of number and weighted average exercise prices of cash settled deferred shares units

Cash-settled DSU activity for the year ended December 31, 2024, was as follows:

	Units	Amount
	#	$
Balance – January 1, 2024	-	-
Granted – Replacement awards (note 5)	49,230	344
Exercised	(36,980)	(167)
Change in fair value of cash-settled DSUs	-	(129)
Balance – December 31, 2024	12,250	48

Summary of number and weighted average exercise prices of equity settled deferred shares units
	2024	Amount
	#	$
Balance – December 31, 2022	-	-

Balance – December 31, 2023	-	-
Granted	65,000	411
Exercised	(12,500)	(79)
Balance – December 31, 2024	52,500	332